Other Non-current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
11.	Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Long-term deposits	60,655	73,672
Prepayments for purchase of property and equipment	37,212	12,628
Prepayment for purchase of land use rights	130,260	—
Others	506	505

Total	228,633	86,805

Long-term deposits primarily consist of deposits for offices and retail and service centers which will not be collectable within one yea
r
.

11. Other
Non-current
Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2019	2020
Prepayment for purchase of land use rights	—	130,260
Long-term deposits	29,316	60,655
Prepayments for purchase of property and equipment	7,159	37,212
Prepayments for acquisition of assets	100,000	—
Others	1,037	506

Total	137,512	228,633

As of December 31, 2019, prepayments for acquisition of assets represented the prepayment amounting to RMB100,000 for an acquisition of a Company that holds a manufactory license.
Long-term deposits primarily consist of deposits for offices and retail and service centers which will not be collectable within one year.